Related Party Transactions - Transactions and balances with Golar Power and Affiliates (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Related Party Transaction [Line Items]
Total operating revenues	$ 248,665	$ 85,950
Due from (to) related party	16,839		$ 14,004
Golar Power
Related Party Transaction [Line Items]
Related party transaction, net income (expense) from related parties	4,982	4,681
Due from (to) related party	(6,571)		(935)
Golar Power | Management and administrative services revenue
Related Party Transaction [Line Items]
Total operating revenues	3,640	3,470
Golar Power | Ship management fees revenue
Related Party Transaction [Line Items]
Total operating revenues	1,050	552
Golar Power | Debt Guarantee Compensation
Related Party Transaction [Line Items]
Related party transaction amount	539	592
Guarantor obligations, current carrying value	235,500
Golar Power | Share Options Expense Recharge
Related Party Transaction [Line Items]
Related party transaction amount	(247)	$ 67
Golar Power | Trading balances due to Golar Power and affiliates
Related Party Transaction [Line Items]
Due from (to) related party	(6,571)		$ (935)
Golar LNG Partners
Related Party Transaction [Line Items]
Guarantor obligations, maximum exposure, undiscounted	$ 20,000